Inventory (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Inventory	$ 958,575		$ 958,575	$ 958,575		$ 958,575	$ 986,674
Research and development	216,228	$ 357,519		352,328	$ 921,106	1,160,771	944,330
Commercial Product Research and Development [Member]
Research and development			28,099			28,099
Germany [Member]
Inventory	924,452		924,452	924,452		924,452	$ 924,452
Inventory reserves	$ 0		$ 0	$ 0		$ 0